[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 21, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First American Investment Funds, Inc (Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of First American Strategy Funds, Inc (the “Registrant”), we are transmitting Post-Effective Amendment No. 110 and Amendment No. 110 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Nuveen Core Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Intermediate Government Bond Fund, Nuveen Intermediate Term Bond Fund, Nuveen Short Term Bond Fund and Nuveen Total Return Fund; the Prospectus for the Nuveen Short Tax Free Fund, Nuveen Intermediate Tax Free Fund, Nuveen Tax Free Fund, Nuveen California Tax Free Fund, Nuveen Colorado Tax Free Fund, Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Missouri Tax Free Fund, Nuveen Nebraska Municipal Bond Fund, Nuveen Ohio Tax Free Fund and Nuveen Oregon Intermediate Municipal Bond Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that this Amendment will become effective on March 21, 2011. We believe that the Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) of the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

       Morrison C. Warren